Share based Compensation - Summary of the Continuity of the Company’s Stock Option (Details) (USD $)	Jun. 30, 2012 Outstanding Y	Dec. 31, 2011 Outstanding Y	Apr. 27, 2012 Granted	Jun. 30, 2012 Exercisable Y
Number of Options	3,100,000	0	3,100,000	775,000
Weighted Average Exercise Price	$ 0.50	$ 0	$ 0.50	$ 0.50
Weighted - Average Remaining Contractual Term (years)	4.84	0		4.84
Aggregate Intrinsic Value	$ 279,000	$ 0		$ 69,750